employee future benefits - Defined contribution pension plans expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions	$ 17	$ 19
Other defined contribution pension plans	113	101
Total	130	$ 120
Forecast
Disclosure of defined contribution plans expense
Union pension plan and public service pension plan contributions	$ 14